Receivables and Other Current Assets - Impairment Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	€ 2,549
Impairment provision at period end	2,531	€ 2,549
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	2,549	2,798
Allowances	598	819
Inclusion of companies		(192)
Transfers	(38)
Amounts applied	(545)	(501)
Translation differences and other	(33)	(375)
Impairment provision at period end	€ 2,531	€ 2,549